Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash on hand	$ 17	$ 34
Cash at banks	48,310	46,803
Total cash and cash equivalents	$ 48,327	$ 46,837	$ 70,765	$ 74,202